Document and Entity Information	12 Months Ended
Dec. 31, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	BRIGHTHOUSE FINANCIAL, INC.
Entity Central Index Key	0001685040
Document Type	S-4
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer